Semi-Annual Report
June 30, 2002

                                                         [NEUBERGER BERMAN LOGO]



                                          Neuberger Berman
                                          Advisers
                                          Management
                                          Trust


--------------------------------------------------------------------------------


                                          Growth
                                          Portfolio (Registered Trademark)






B0732 08/02

Growth Portfolio  Managers' Commentary
--------------------------------------

The AMT Growth Portfolio ended the first half of 2002 with a loss (-19.70%), in line with the decline (-19.70%) for the Russell Midcap Growth Index benchmark. After rallying strongly in March, growth stocks retreated along with the broad market in the second quarter.1,2

Once again, the Portfolio fulfilled our fundamental expectations. The vast majority of our holdings met or exceeded consensus earnings estimates. Many saw their earnings estimates revised upward. Portfolio earnings exceeded estimates by a significant margin. Unfortunately, this failed to translate into positive returns in a market plagued by doubt over the strength of the economic recovery, geopolitical tensions, renewed fear of terrorism, high profile corporate accounting scandals, and evidence of self-dealing on Wall Street. Even Martha Stewart, who represents all that is good about America, made negative headlines with the SEC's investigation of insider trading allegations. This ceaseless stream of bad news distracted investors from improving economic fundamentals and realistic prospects for a corporate earnings recovery, two things that would normally buoy the stock market.

Investments in the energy and consumer staples sectors had a net positive impact on the Portfolio's returns. Collectively, Portfolio holdings in the energy, industrials and consumer staples sectors outperformed the stocks making up their benchmark sectors, while consumer discretionary holdings underperformed. Our five best performing stocks were in the healthcare (Quest Diagnostics), industrials (Apollo Group), consumer staples (Pepsi Bottling), energy (Talisman Energy), and consumer discretionary (Westwood One) sectors.

Although our information technology and healthcare investments outperformed the components of their respective benchmark sectors, they had the most negative impact on portfolio returns. Our five worst performing stocks were in healthcare (IDEC Pharmaceuticals, King Pharmaceuticals, and Genzyme Corp.), and information technology (Sanmina-SCI and Intersil).

Looking ahead, we expect the economy to continue to recover at a respectable pace. Over the near term, consumers will likely continue to shoulder most of the economic load with business investment gradually picking up some of the slack. Capital spending, especially in telecom and technology, may continue to lag. Excess capacity remains a problem in telecom and we have little reason to expect this to change in the foreseeable future. Consequently, we currently have no exposure to telecom. Corporate spending on information technology (IT) will likely remain relatively flat in the immediate future. However, as the rest of the economy improves, we believe businesses will increase their IT spending to improve productivity and business efficiency. Having reduced our technology sector weighting to near neutral versus the benchmark index, we are concentrating assets in those tech sub-sectors and individual companies that we believe will be first to benefit when IT spending rebounds.

With the economy on the mend and an earnings recovery right around the corner, one might expect the stock market to be moving higher. However,

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

the market is ignoring favorable economic and earnings trends as investors are deluged by a flood of bad news. We can't discount the possibility of more negative headlines that will further unsettle investors in the months ahead. Eventually, however, as the economic recovery unfolds and corporate earnings rebound, we believe investors will begin refocusing on what really matters--increasingly attractive long-term opportunities in the equities market.

We believe the AMT Growth Portfolio reflects exceptionally good value. Its PEG Ratio (forward price/earnings divided by forward long-term earnings growth rates) has come down significantly since peaking in March 2002. In essence, we are getting very good earnings growth prospects at very appealing prices. The quality of the portfolio has never been higher, with some of the very best growth companies in their respective industry groups trading at attractive valuations relative to growth prospects. Interestingly, some of these names are surfacing in value screens and being bought by leading value oriented mutual funds. In our view, this is a persuasive fundamental argument that a market bottom may be near and that growth stocks can excel when the market rights itself.



Sincerely,

/s/ JENNIFER SILVER
/s/ BROOKE COBB
JENNIFER SILVER AND BROOKE COBB
PORTFOLIO CO-MANAGERS


1. (31.18), (1.13%), and 6.22% were the average annual total returns for the 1-, 5-, and 10-year periods ended June 30, 2002. Neuberger Berman Management Inc. ("NBMI") has agreed to absorb certain expenses of the AMT Portfolios. Without this arrangement, which is subject to change, the total returns of the Portfolios would be less. Total return includes reinvestment of dividends and capital gain distributions. Performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost. The performance information does not reflect fees and expenses charged under the variable insurance contracts.

2. The Russell Midcap (Registered Trademark) Growth Index measures the performance of those Russell Midcap (Registered Trademark) Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 (Registered Trademark) Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index (which, in turn, consists of the 1,000 largest U.S. companies, based on market capitalization). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest in any index. Data about the performance of this index are prepared or obtained by NBMI and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described index.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

The composition, industries and holdings of the Portfolio are subject to change.

Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

(Copyright) 2002 Neuberger Berman Management Inc., distributor. All rights reserved.

Schedule of Investments  Growth Portfolio
-----------------------------------------

Number of Shares                                    Market Value+
Common Stocks (97.1%)

Auto Related (0.9%)
   47,900            Lear Corp.                     $ 2,215,375*

Auto/Truck Replacement Parts (0.6%)
   26,700            Advance Auto Parts               1,455,417*

Biotechnology (3.4%)
   75,200            Cephalon, Inc.                   3,399,040*[L]
   80,850            IDEC Pharmaceuticals             2,866,133*
   46,000            Millennium
                       Pharmaceuticals                  558,900*[L]
   62,600            Pharmaceutical
                       Product
                       Development                    1,648,884*
                                                  -------------
                                                      8,472,957

Broadcasting (0.7%)
  114,200            Radio One                        1,698,154*[L]

Building, Construction & Furnishing (1.6%)
  149,400            D.R. Horton                      3,888,882

Business Services (1.0%)
   60,900            Hotels.com                       2,571,807*[L]

Business Services -- IT Business Services (8.3%)
   73,100            Affiliated Computer
                       Services                       3,470,788*
  127,200            Apollo Group                     5,012,952*
  115,200            Concord EFS                      3,472,128*
   26,100            SPX Corp.                        3,066,750*[L]
  213,600            SunGard Data Systems             5,656,128*
                                                  -------------
                                                     20,678,746

Capital Equipment (1.9%)
   26,300            American Standard                1,975,130*
   40,800            Danaher Corp.                    2,707,080
                                                  -------------
                                                      4,682,210

Communications Equipment (3.3%)
   92,200            Harris Corp.                     3,341,328
   87,300            L-3 Communications
                       Holdings                       4,714,200*[L]
                                                  -------------
                                                      8,055,528

Consumer Cyclicals (3.7%)
   53,700            Maytag Corp.                     2,290,305
   89,600            Sabre Holdings                   3,207,680*
  157,200            USA Interactive                  3,686,340*
                                                  -------------
                                                      9,184,325

Energy (8.1%)
   86,300            Cooper Cameron                   4,178,646*
   75,300            EOG Resources                    2,989,410
   99,500            Talisman Energy                  4,492,425
  111,325            Weatherford International        5,105,364*
  165,850            XTO Energy                       3,416,510
                                                  -------------
                                                     20,182,355

Finance (4.1%)
   43,800            Affiliated Managers
                       Group                      $  2,693,700*
   53,550            Investment
                       Technology Group              1,751,085*
   53,400            Legg Mason                      2,634,756
   16,300            Moody's Corp.                     810,925
   87,500            National Commerce
                       Financial                     2,301,250
                                                  ------------
                                                    10,191,716

Financial Services (1.5%)
   34,600            Commerce Bancorp                1,529,320
  394,600            E*TRADE Group                   2,154,516*[L]
                                                  ------------
                                                     3,683,836

Food & Beverage (1.7%)
  139,500            Pepsi Bottling Group            4,296,600

Hardware (0.8%)
  165,400            Network Appliance               2,052,614*[L]

Health Care (19.8%)
   28,800            AmerisourceBergen
                       Corp.                         2,188,800
   70,600            AMN Healthcare
                       Services                      2,471,706*[L]
   38,900            Anthem, Inc.                    2,624,972*[L]
   89,800            Caremark Rx                     1,481,700*
   80,400            Community Health
                       Systems                       2,154,720*[L]
  110,000            Express Scripts                 5,512,100*
   41,100            Forest Laboratories             2,909,880*
  136,200            Gilead Sciences                 4,478,256*
   49,900            Guidant Corp.                   1,508,477*
  207,600            King Pharmaceuticals            4,619,100*
  122,600            Laboratory Corp. of
                       America Holdings              5,596,690*
   83,300            Quest Diagnostics               7,167,965*[L]
   30,000            Teva Pharmaceutical
                       Industries ADR                2,003,400
  122,400            Zimmer Holdings                 4,364,784*
                                                  ------------
                                                    49,082,550

Insurance (1.5%)
   48,900            Arthur J. Gallagher             1,694,385
   58,600            Willis Group Holdings           1,928,526*
                                                  ------------
                                                     3,622,911

Internet (4.0%)
  103,775            Intuit Inc.                     5,159,693*
  208,600            KPMG Consulting                 3,099,796*
   53,300            Symantec Corp.                  1,750,905*[L]
                                                  ------------
                                                    10,010,394

Media (3.4%)
  109,350            Univision
                       Communications                3,433,590*[L]
  147,225            Westwood One                    4,920,260*
                                                  ------------
                                                     8,353,850

                                       4
See Notes to Schedule of Investments

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Schedule of Investments  Growth Portfolio cont'd
------------------------------------------------

Number of Shares                             Market Value+
Retail (13.5%)
  112,800      Abercrombie & Fitch           $  2,720,736*
  123,200      Bed Bath & Beyond                4,649,568*
  124,550      Best Buy                         4,521,165*
   49,700      BJ's Wholesale Club              1,913,450*
   38,800      Brinker International            1,231,900*
   11,700      CDW Computer
                 Centers                          547,677*
   72,300      Circuit City Stores --
                 CarMax Group                   1,565,295*[L]
   41,300      Coach, Inc.                      2,267,370*
   50,600      Krispy Kreme Doughnuts           1,628,814*[L]
   51,500      Mohawk Industries                3,168,795*
   39,600      Ross Stores                      1,613,700
  111,600      Talbots, Inc.                    3,906,000
   71,200      Tiffany & Co.                    2,506,240 [L]
   57,100      TJX Cos.                         1,119,731
                                             ------------
                                               33,360,441

Semiconductors (9.2%)
  225,400      Integrated Device
                 Technology                     4,088,756*
  299,125      Intersil Corp.                   6,395,292*[L]
   67,100      KLA-Tencor                       2,951,729*[L]
   73,800      Linear Technology                2,319,534
  162,750      Microchip Technology             4,464,233*
  100,700      Semtech Corp.                    2,688,690*
                                             ------------
                                               22,908,234

Software (4.1%)
   55,000      Electronic Arts                  3,632,750*
  124,300      Emulex Corp.                     2,797,993*
   74,000      Mercury Interactive              1,699,040*
  109,800      Network Associates               2,115,846*[L]
                                             ------------
                                               10,245,629
Total Common Stocks
(Cost $242,554,819)                           240,894,531
                                             ------------

Principal Amount

Short-Term Investments (21.7%)
$46,527,408    N&B Securities
                 Lending
                 Quality Fund, LLC             46,527,408
7,390,800      Neuberger Berman
                 Institutional Cash
                 Fund Trust Class               7,390,800@
                                             ------------
Total Short-Term Investments
(Cost $53,918,208)                             53,918,208#
                                             ------------
Total Investments (118.8%)
(Cost $296,473,027)                           294,812,739##

Liabilities, less cash, receivables and
other assets [(18.8%)]                        (46,743,606)
                                             ------------
Total Net Assets (100.0%)                    $248,069,133
                                             ------------


                                       5
See Notes to Schedule of Investments

Notes to Schedule of Investments  Growth Portfolio
--------------------------------------------------

+        Investment securities of the Fund are valued at the latest sales price;
         securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Fund values all other securities by a method the trustees of the Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#        At cost, which approximates market value.

## At June 30, 2002, the cost of investments for U.S. Federal income tax purposes was $296,473,027. Gross unrealized appreciation of investments was $28,511,899 and gross unrealized depreciation of investments was $30,172,187, resulting in net unrealized depreciation of $1,660,288, based on cost for U.S. Federal income tax purposes.

*        Non-income producing security.

[L] All or a portion of this security is on loan (see Note A of Notes to Financial Statements).

@ Neuberger Berman Institutional Cash Fund is also managed by Neuberger Berman Management Inc. (see Note A of Notes to Financial Statements).




See Notes to Financial Statements

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Statement of Assets and Liabilities
-----------------------------------

                                                                                          ------------
                                                                                             Growth
Neuberger Berman Advisers Management Trust                                                  Portfolio
Assets
  Investments in securities, at market value* (Note A)--see Schedule of Investments      $  294,812,739
-------------------------------------------------------------------------------------------------------
  Dividends and interest receivable                                                              75,790
-------------------------------------------------------------------------------------------------------
  Receivable for securities sold                                                              5,105,365
-------------------------------------------------------------------------------------------------------
  Receivable for Fund shares sold                                                               636,303
-------------------------------------------------------------------------------------------------------
  Prepaid expenses and other assets                                                              23,134
=======================================================================================================
Total Assets                                                                                300,653,331
=======================================================================================================
Liabilities
  Payable for collateral on securities loaned (Note A)                                       46,527,408
-------------------------------------------------------------------------------------------------------
  Payable for securities purchased                                                            5,523,995
-------------------------------------------------------------------------------------------------------
  Payable for Fund shares redeemed                                                              277,007
-------------------------------------------------------------------------------------------------------
  Payable to investment manager (Note B)                                                        113,074
-------------------------------------------------------------------------------------------------------
  Payable to administrator (Note B)                                                              62,102
-------------------------------------------------------------------------------------------------------
  Accrued expenses and other payables                                                            80,612
=======================================================================================================
Total Liabilities                                                                            52,584,198
=======================================================================================================
Net Assets at value                                                                      $  248,069,133
=======================================================================================================
Net Assets consist of:
  Paid-in capital                                                                        $  522,778,140
-------------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                                                   (911,605)
-------------------------------------------------------------------------------------------------------
  Accumulated net realized gains (losses) on investments                                   (272,137,317)
-------------------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) in value of investments                         (1,660,085)
=======================================================================================================
Net Assets at value                                                                      $  248,069,133
=======================================================================================================
Shares Outstanding ($.001 par value; unlimited shares authorized)                            26,790,772
=======================================================================================================
Net Asset Value, offering and redemption price per share                                 $         9.26
=======================================================================================================
*Cost of Investments                                                                     $  296,473,027
=======================================================================================================


                                       7
See Notes to Financial Statements

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST FOR THE SIX MONTHS
                                                 ENDED JUNE 30, 2002 (UNAUDITED)

Statement of Operations
-----------------------


                                                                           -------------
                                                                               Growth
Neuberger Berman Advisers Management Trust                                    Portfolio
Investment Income
Income:
Interest income (Note A)                                                   $     305,594
----------------------------------------------------------------------------------------
Dividend income                                                                  207,948
----------------------------------------------------------------------------------------
Foreign taxes withheld (Note A)                                                   (3,269)
========================================================================================
Total income                                                                     510,273
========================================================================================
Expenses:
Investment management fee (Note B)                                               814,017
----------------------------------------------------------------------------------------
Administration fee (Note B)                                                      449,507
----------------------------------------------------------------------------------------
Auditing fees                                                                      9,357
----------------------------------------------------------------------------------------
Custodian fees (Note B)                                                           61,172
----------------------------------------------------------------------------------------
Insurance expense                                                                  3,522
----------------------------------------------------------------------------------------
Legal fees                                                                        27,099
----------------------------------------------------------------------------------------
Shareholder reports                                                               35,034
----------------------------------------------------------------------------------------
Trustees' fees and expenses                                                       17,352
----------------------------------------------------------------------------------------
Miscellaneous                                                                      4,936
========================================================================================
Total expenses                                                                 1,421,996
Expenses reduced by custodian fee expense offset arrangement (Note B)               (118)
========================================================================================
Total net expenses                                                             1,421,878
========================================================================================
Net investment income (loss)                                                    (911,605)
========================================================================================
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities sold                       (33,251,016)
----------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) in value of:
     Investment securities (Note A)                                          (29,884,531)
     -----------------------------------------------------------------------------------
     Foreign currency (Note A)                                                       451
========================================================================================
Net gain (loss) on investments                                               (63,135,096)
========================================================================================
Net increase (decrease) in net assets resulting from operations            $ (64,046,701)
========================================================================================


                                       8
See Notes to Financial Statements

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Statement of Changes in Net Assets


                                                                                    Growth Portfolio
                                                                          ------------------------------------
                                                                                 Six Months               Year
                                                                                      Ended              Ended
Neuberger Berman Advisers Management Trust                                    June 30, 2002       December 31,
                                                                                (Unaudited)               2001
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                               $     (911,605)     $   (2,144,694)
-------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                       (33,251,016)       (208,992,719)
-------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments           (29,884,080)         27,428,118
=============================================================================================================
Net increase (decrease) in net assets resulting from operations               (64,046,701)       (183,709,295)
=============================================================================================================
Distributions to Shareholders From:
Net realized gain on investments                                                       --        (227,568,563)
=============================================================================================================
From Fund Share Transactions:
Proceeds from shares sold                                                      28,475,951         166,424,214
-------------------------------------------------------------------------------------------------------------
Proceeds from reinvestment of dividends and distributions                              --         227,568,563
-------------------------------------------------------------------------------------------------------------
Payments for shares redeemed                                                  (72,569,801)       (267,152,035)
=============================================================================================================
Net increase (decrease) from Fund share transactions                          (44,093,850)        126,840,742
=============================================================================================================
Net Increase (Decrease) in Net Assets                                        (108,140,551)       (284,437,116)
Net Assets:
Beginning of period                                                           356,209,684         640,646,800
=============================================================================================================
End of period                                                              $  248,069,133      $  356,209,684
=============================================================================================================
Accumulated undistributed net investment income (loss) at end of period    $     (911,605)     $           --
=============================================================================================================
Number of Fund Shares:
Sold                                                                            2,662,017          11,913,239
-------------------------------------------------------------------------------------------------------------
Issued on reinvestment of dividends and distributions                                  --          16,659,485
-------------------------------------------------------------------------------------------------------------
Redeemed                                                                       (6,786,566)        (18,562,297)
=============================================================================================================
Net increase (decrease) in shares outstanding                                  (4,124,549)         10,010,427
=============================================================================================================

                                       9
See Notes to Financial Statements

Notes to Financial Statements  Growth Portfolio
-----------------------------------------------

         Note A--Summary of Significant Accounting Policies:

1 General: Growth Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of nine separate operating series (the "Funds") each of which is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

         The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.

         Prior to May 1, 2000, the Fund was part of a master/feeder structure, investing all of its net investable assets in AMT Growth Investments, a series of Advisers Managers Trust. Effective May 1, 2000, the Fund converted to a conventional fund structure. The Fund redeemed its investment in AMT Growth Investments in return for delivery of the portfolio securities, at current net asset value, subject to the liabilities of AMT Growth Investments.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.

4 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5 Taxes: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

6 Dividends and distributions to shareholders: Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($234,904,974 expiring in 2009, determined as of December 31, 2001), it is the policy of the Fund not to distribute such gains.

         The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

7 Expense allocation: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

8 Security lending: Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of the Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Fund makes security loans. The Fund will not lend securities on which covered call options have been written, or lend securities on terms which would prevent the Fund from qualifying as a regulated investment company. The Fund entered into a Securities Lending Agreement with Morgan Stanley & Co. Incorporated ("Morgan"). The Fund receives cash collateral equal to at least 100% of the current market value of the loaned securities. The Fund invests the cash collateral in the N&B Securities Lending Quality Fund, LLC ("investment vehicle"), which is managed by State Street Bank and Trust Company ("State Street") pursuant to guidelines approved by the Trust's investment manager. Income earned on the investment vehicle is paid to Morgan monthly. The Fund receives a fee, payable monthly, negotiated by the Fund and Morgan, based on the number and duration of the lending transactions. This income is reflected in the Statement of Operations under the caption Interest income. At June 30, 2002, the value of the securities loaned, the value of the collateral and the income earned on loaned securities during the six months ended June 30, 2002 were $45,615,106, $46,527,408 and $241,666, respectively.

9 Foreign taxes: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.

10 Income recognition: In November 2000 the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide became effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have a significant effect on the financial statements.

Notes to Financial Statements  Growth Portfolio cont'd
------------------------------------------------------

11 Affiliated transactions: Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in the Neuberger Berman Institutional Cash Fund (the "Cash Fund"), an affiliated fund managed by Neuberger Berman Management Inc. ("Management"). The Cash Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund does not pay Management an investment management fee associated with its investment in the Cash Fund. For the six months ended June 30, 2002, income earned on this investment amounted to $63,927 and is reflected in the Statement of Operations under the caption Interest income.

         Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:

         Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.

         The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion.

         Prior to June 7, 2001, the Fund paid Management a fee for investment management services at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.

         The Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.30% of the Fund's average daily net assets.

         The trustees of the Trust adopted a non-fee distribution plan for the Fund.

         Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

         Management has contractually undertaken through April 30, 2005 to reimburse the Fund for its operating expenses (excluding the fees payable to Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ("Operating Expenses") which exceed, in the aggregate, 1.00% per annum of the Fund's average daily net assets (the "Expense Limitation"). For the six months ended June 30, 2002, no reimbursement to the Fund was required. The Fund has agreed to repay Management through December 31, 2008 for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

         Limitation, and the repayment is made within three years after the year in which Management issued the reimbursement. For the six months ended June 30, 2002, there was no reimbursement to Management. At June 30, 2002, the Fund has no liability to Management under the agreement.

         Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.

         The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $118.

         Note C--Securities Transactions:

         During the six months ended June 30, 2002, there were purchase and sale transactions (excluding short-term securities) of $145,538,679 and $180,638,408, respectively.

         During the six months ended June 30, 2002, brokerage commissions on securities transactions amounted to $319,705, of which Neuberger received $133,203, and other brokers received $186,502.

         Note D--Line of Credit:

         At June 30, 2002, the Fund was a holder of a single committed, unsecured $200,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.10% per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all the participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that the Fund will have access to the entire $200,000,000 at any particular time. The Fund had no loans outstanding pursuant to this line of credit at June 30, 2002.

         Note E--Unaudited Financial Information:

         The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

Financial Highlights  Growth Portfolio+
---------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.[+/+]




                                                 Six Months Ended
                                                      June 30,                          Year Ended December 31,
                                                 -----------------    --------------------------------------------------------
                                                        2002             2001      2000        1999        1998        1997
                                                     (Unaudited)
Net Asset Value, Beginning of Period                   $11.52           $30.65    $37.27      $26.29      $30.54      $25.78
                                                       ------           ------    ------      ------      ------      ------
Income From Investment Operations
Net Investment Income (Loss)                             (.03)            (.07)     (.17)       (.12)       (.10)       (.03)
Net Gains or Losses on Securities
 (both realized and unrealized)                         (2.23)           (7.41)    (3.16)      12.51        4.12        7.06
                                                       ------           ------    ------      ------      ------      ------
Total From Investment Operations                        (2.26)           (7.48)    (3.33)      12.39        4.02        7.03
                                                       ------           ------    ------      ------      ------      ------
Less Distributions
From Net Capital Gains                                     --           (11.65)    (3.29)      (1.41)      (8.27)      (2.27)
                                                       ------           ------    ------      ------      ------      ------
Net Asset Value, End of Period                         $ 9.26           $11.52    $30.65      $37.27      $26.29      $30.54
                                                       ------           ------    ------      ------      ------      ------
Total Return++                                         -19.70%**        -30.36%   -11.66%     +50.40%     +15.53%     +29.01%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)                $248.1          $356.2    $640.6      $732.8      $616.4      $583.7
Ratio of Gross Expenses to Average Net Assets#            .95%*            .89%      .90%        .92%        .92%        .90%
Ratio of Net Expenses to Average Net Assets               .95%*            .89%      .90%        .92%        .92%        .90%
Ratio of Net Investment Income (Loss)
 to Average Net Assets                                   (.61)%*          (.50)%    (.45)%      (.46)%      (.41)%      (.11)%
Portfolio Turnover Rate                                    50%              91%      125%        119%         83%        113%

                                       14
See Notes to Financial Highlights

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Notes to Financial Highlights  Growth Portfolio
-----------------------------------------------

+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of AMT Growth Investment's income and expenses through April 30, 2000 under the prior master/feeder fund structure.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

[+/+] The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.

*        Annualized.

**       Not annualized.

Trustees and Officers
---------------------

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.


Information about the Board of Trustees

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     Number of
                                                                                   Portfolios in
                               Position and                                        Fund Complex    Other Directorships Held
                              Length of Time                                        Overseen by     Outside Fund Complex by
 Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)         Trustee               Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 John Cannon (72)            Trustee since    Retired. Formerly, Chairman and           29       Independent Trustee or
                             2000             Chief Investment Officer of CDC                    Director of three series of
                                              Capital Management (registered                     Oppenheimer Funds:
                                              investment adviser) (1993-Jan.                     Limited Term New York
                                              1999).                                             Municipal Fund,
                                                                                                 Rochester Fund
                                                                                                 Municipals, and
                                                                                                 Oppenheimer Convertible
                                                                                                 Securities Fund, 1992 to
                                                                                                 present.
-----------------------------------------------------------------------------------------------------------------------------------
 Faith Colish (66)           Trustee since    Attorney at Law and President,            29
                             1984             Faith Colish, A Professional
                                              Corporation; 1980 to present.
-----------------------------------------------------------------------------------------------------------------------------------
 Walter G. Ehlers (69)       Trustee since    Consultant. Retired President and         29
                             1989             Trustee of Teachers Insurance &
                                              Annuity (TIAA) and College
                                              Retirement Equities Fund (CREF).
-----------------------------------------------------------------------------------------------------------------------------------
 C. Anne Harvey (64)         Trustee since    Consultant, C. A. Harvey                  29
                             1998             Associates, June 2001 to present;
                                              Member, Individual Investors
                                              Advisory Committee to the New
                                              York Stock Exchange Board of
                                              Directors, 1998 to present;
                                              Secretary, Board of Associates to
                                              The National Rehabilitation
                                              Hospital's Board of Directors;
                                              Director of American Association
                                              of Retired Persons (AARP), 1978
                                              to December 2000; Member,
                                              American Savings Education
                                              Council's Policy Board (ASEC),
                                              1998-2000; Member, Executive
                                              Committee, Crime Prevention
                                              Coalition of America, 1997-2000.
-----------------------------------------------------------------------------------------------------------------------------------

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       Number of
                                                                                     Portfolios in
                               Position and                                          Fund Complex     Other Directorships Held
                              Length of Time                                          Overseen by     Outside Fund Complex by
 Name, Age, and Address (1)     Served (2)         Principal Occupation(s) (3)          Trustee               Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 Barry Hirsch (69)           Trustee since    Senior Vice President and General           29
                             2000             Counsel of Loews Corporation
                                              (diversified financial corporation).
-----------------------------------------------------------------------------------------------------------------------------------
 Robert A. Kavesh (74)       Trustee since    Professor of Finance and                    29       Director, Delaware Labs,
                             2000             Economics at Stern School of                         1978 to present
                                              Business, New York University.                       (cosmetics).
-----------------------------------------------------------------------------------------------------------------------------------
 Howard A. Mileaf (65)       Trustee since    Retired. Formerly, Vice President           29       Director, State Theatre of
                             1999             and Special Counsel to WHX                           New Jersey (not-for-profit
                                              Corporation (holding company);                       theater), 2000 to present;
                                              1993-2001.                                           Formerly, Director of
                                                                                                   Kevlin Corporation
                                                                                                   (manufacturer of
                                                                                                   microwave and other
                                                                                                   products).
-----------------------------------------------------------------------------------------------------------------------------------
 John P. Rosenthal (69)      Trustee since    Senior Vice President of Burnham            29       Director, 92nd Street Y
                             2000             Securities Inc. (a registered                        (non-profit), 1967 to
                                              broker-dealer) since 1991.                           present; Formerly,
                                                                                                   Director, Cancer
                                                                                                   Treatment Holdings, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 William E. Rulon (69)       Trustee since    Retired. Senior Vice President of           29       Director, Pro-Kids Golf
                             2000             Foodmaker, Inc. (operator and                        and Learning Academy,
                                              Franchiser of Restaurants) until                     1998 to present (teach golf
                                              January 1997; Secretary of                           and computer usage to "at
                                              Foodmaker, Inc. until July 1996.                     risk" children); Director of
                                                                                                   Prandium, Inc.,
                                                                                                   March 2001 to present
                                                                                                   (restaurants).
-----------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers cont'd
----------------------------


--------------------------------------------------------------------------------------------------------------------------------
                                                                                      Number of
                                                                                    Portfolios in
                               Position and                                         Fund Complex    Other Directorships Held
                              Length of Time                                         Overseen by     Outside Fund Complex by
 Name, Age, and Address (1)     Served (2)         Principal Occupation(s) (3)         Trustee               Trustee
--------------------------------------------------------------------------------------------------------------------------------
 Cornelius T. Ryan (70)      Trustee since    General Partner of Oxford Partners         29       Formerly, Director of
                             2000             and Oxford Bioscience Partners                      Capital Cash
                                              (venture capital partnerships) and                  Management Trust
                                              President of Oxford Venture                         (money market fund) and
                                              Corporation.                                        Prime Cash Fund.
--------------------------------------------------------------------------------------------------------------------------------
 Tom Decker Seip (52)        Trustee since    General Partner of Seip                    29       Director, H&R Block,
                             2000             Investments LP (a private                           Inc. (financial services
                                              investment partnership); President                  company), May 2001 to
                                              and CEO of Westaff, Inc.,                           present; Director, General
                                              May 2001 to January 2002                            Magic (voice recognition
                                              (temporary staffing); Senior                        software), November 2001
                                              Executive at the Charles Schwab                     to present; Director,
                                              Corporation from 1983 to 1999;                      Forward Management,
                                              including Chief Executive Officer                   Inc. (asset management),
                                              of Charles Schwab Investment                        2001-present; Member of
                                              Management, Inc. and Trustee of                     the Board of Directors of
                                              Schwab Family of Funds and                          E-Finance Corporation
                                              Schwab Investments from 1997 to                     (credit decisioning
                                              1998; Executive Vice                                services), 1999 to present;
                                              President-Retail Brokerage for                      Director, Save-Daily.com
                                              Charles Schwab Investment                           (micro investing services),
                                              Management from 1994 to 1997.                       1999 to present; Formerly,
                                                                                                  Director of Offroad
                                                                                                  Capital Inc. (pre-public
                                                                                                  internet commerce
                                                                                                  company).
--------------------------------------------------------------------------------------------------------------------------------
 Candace L. Straight (54)    Trustee since    Private investor and consultant            29       Director, Providence
                             1999             specializing in the insurance                       Washington (property and
                                              industry; Advisory Director of                      casualty insurance
                                              Securitas Capital LLC (a global                     company),
                                              private equity investment firm                      December 1998 to
                                              dedicated to making investments in                  present; Director, Summit
                                              the insurance sector).                              Global Partners (insurance
                                                                                                  brokerage firm),
                                                                                                  October 2000 to present.
--------------------------------------------------------------------------------------------------------------------------------

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)


--------------------------------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                                                       Portfolios in
                               Position and                                            Fund Complex   Other Directorships Held
                              Length of Time                                            Overseen by    Outside Fund Complex by
 Name, Age, and Address (1)     Served (2)          Principal Occupation(s) (3)           Trustee              Trustee
--------------------------------------------------------------------------------------------------------------------------------
 Peter P. Trapp (57)         Trustee since    Regional Manager for Atlanta                   29
                             1984             Region, Ford Motor Credit
                                              Company since August 1997; prior
                                              thereto, President, Ford Life
                                              Insurance Company, April 1995
                                              until August 1997.
--------------------------------------------------------------------------------------------------------------------------------
 Michael M. Kassen* (49)     President and    Executive Vice President and Chief             29      Executive Vice President,
                             Trustee since    Investment Officer of Neuberger                        Chief Investment Officer
                             2000             Berman since 1999; Executive Vice                      and Director of Neuberger
                                              President and Chief Financial                          Berman Inc. (holding
                                              Officer of NB Management from                          company) since 1999;
                                              November 1999 to March 2000;                           Chairman since May 2000
                                              Vice President of NB Management                        and Director of NB
                                              from 1990 until 1999; Partner or                       Management since
                                              Principal of Neuberger Berman                          January 1996.
                                              from 1993.
--------------------------------------------------------------------------------------------------------------------------------
 Edward I. O'Brien* (73)     Trustee since    Member, Investment Policy                      29      Director of Legg Mason,
                             2000             Committee, Edward Jones, 1993-                         Inc. (financial services
                                              2001; President of the Securities                      holding company), 1993
                                              Industry Association ("SIA")                           to present; Director,
                                              (securities industry's representative                  Boston Financial Group
                                              in government relations and                            (real estate and tax
                                              regulatory matters at the federal                      shelters) 1993-1999.
                                              and state levels) from 1974-1992;
                                              Adviser to SIA from
                                              November 1992-November 1993.
--------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers cont'd
----------------------------


--------------------------------------------------------------------------------------------------------------------------------
                                                                                      Number of
                                                                                    Portfolios in
                                Position and                                        Fund Complex   Other Directorships Held
                               Length of Time                                        Overseen by    Outside Fund Complex by
 Name, Age, and Address (1)      Served (2)        Principal Occupation(s) (3)         Trustee              Trustee
--------------------------------------------------------------------------------------------------------------------------------
 Peter E. Sundman* (43)      Chairman of       Executive Vice President of                 29     Executive Vice President
                             the Board,        Neuberger Berman since 1999;                       and Director of Neuberger
                             Chief             Principal of Neuberger Berman                      Berman Inc. (holding
                             Executive         from 1997 until 1999; Senior Vice                  company) since 1999;
                             Officer and       President of NB Management from                    President and Director of
                             Trustee since     1996 until 1999; Director of                       NB Management since
                             2000; President   Institutional Services of NB                       1999.
                             from 1999 to      Management from 1988 until
                             2000              1996.
--------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Kassen are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which NB Management serves as investment manager.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)


Information about the Officers of the Trust

                                         Position and
 Name, Age, and Address (1)        Length of Time Served (2)                Principal Occupation(s) (3)
----------------------------------------------------------------------------------------------------------------
Claudia A. Brandon (45)        Secretary since 1984               Vice President of Neuberger Berman since
                                                                  2002 and Employee since 1999; Vice
                                                                  President-Mutual Fund Board Relations of NB
                                                                  Management since 2000; Vice President of NB
                                                                  Management from 1986 to 1999; Secretary of
                                                                  two other mutual funds for which NB
                                                                  Management acts as investment manager and
                                                                  administrator.

Robert Conti (45)              Vice President since 2000          Vice President of Neuberger Berman since
                                                                  1999; Senior Vice President of NB
                                                                  Management since 2000; Controller of NB
                                                                  Management until 1996; Treasurer of NB
                                                                  Management from 1996 until 1999; Vice
                                                                  President of two other mutual funds for which
                                                                  NB Management acts as investment manager
                                                                  and administrator since 2000.

Stacy Cooper-Shugrue (39)      Assistant Secretary since 1991     Vice President-Mutual Fund Board Relations
                                                                  of NB Management since February 25, 2002;
                                                                  Employee of Neuberger Berman since 1999;
                                                                  Assistant Vice President of NB Management
                                                                  from 1993 to 1999; Assistant Secretary of two
                                                                  other mutual funds for which NB Management
                                                                  acts as investment manager and administrator.

Barbara Muinos (43)            Assistant Treasurer since 1996     Vice President of Neuberger Berman since
                                                                  1999; Assistant Vice President of NB
                                                                  Management from 1993 to 1999; Assistant
                                                                  Treasurer of two other mutual funds for which
                                                                  NB Management acts as investment manager
                                                                  and administrator since 1996.

Brian J. Gaffney (48)          Vice President since 2000          Managing Director of Neuberger Berman since
                                                                  1999; Senior Vice President of NB
                                                                  Management since 2000; Vice President of NB
                                                                  Management from 1997 until 1999; Vice
                                                                  President of two other mutual funds for which
                                                                  NB Management acts as investment manager
                                                                  and administrator since 2000.

Trustees and Officers cont'd
----------------------------


                                             Position and
 Name, Age, and Address (1)            Length of Time Served (2)                    Principal Occupation(s) (3)
------------------------------------------------------------------------------------------------------------------------
Sheila R. James (37)           Assistant Secretary since June 5, 2002     Employee of Neuberger Berman since 1999;
                                                                          Employee of NB Management from 1991 to
                                                                          1999; Assistant Secretary of two other mutual
                                                                          funds for which NB Management acts as
                                                                          investment manager and administrator since
                                                                          June 5, 2002.

Richard Russell (55)           Treasurer and Principal Accounting         Vice President of Neuberger Berman since
                               Officer since 1993 and Principal           1999; Vice President of NB Management from
                               Financial Officer since June 2000          1993 until 1999; Treasurer and Principal
                                                                          Financial and Accounting Officer of two other
                                                                          mutual funds for which NB Management acts
                                                                          as investment manager and administrator.

Frederic B. Soule (56)         Vice President since 2000                  Vice President of Neuberger Berman since
                                                                          1999; Vice President of NB Management from
                                                                          1995 until 1999; Vice President of two other
                                                                          funds for which NB Management acts as
                                                                          investment manager and administrator since
                                                                          2000.

Celeste Wischerth (41)         Assistant Treasurer since 1996             Vice President of Neuberger Berman since
                                                                          1999; Assistant Vice President of NB
                                                                          Management from 1994 to 1999; Assistant
                                                                          Treasurer of two other mutual funds for which
                                                                          NB Management acts as investment manager
                                                                          and administrator since 1996.

--------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the by-laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.